SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Jan. 01, 2023
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2022	2021

Selling expenses	$78,520	$68,591
Administrative expenses	144,925	147,260
Distribution expenses	100,663	98,320
	$324,108	$314,171

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2022	2021

Salaries, wages and other short-term employee benefits	$631,619	$501,036
Share-based payments	32,401	37,660
Post-employment benefits	33,608	28,085
	$697,628	$566,781